UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23709

2.	Date of Notification: May 31, 2023

3.	Exact name of Investment Company as specified in registration statement: Monachil Credit Income Fund

4.	Address of principal executive office: (number, street, city, state, zip code)

Monachil Credit Income Fund

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

5.	Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

/s/ Ali Meli

Ali Meli, President

MONACHIL CREDIT INCOME FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

May 31, 2023

Dear Shareholders:

We appreciate your investment in the Monachil Credit Income Fund (the “Fund”).

The Fund is a closed-end interval fund offering shares that are not redeemable daily and are not traded on a stock exchange. To provide investors with liquidity, the Fund has a quarterly share repurchase program to offer to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. According to its repurchase policy, the Fund repurchases up to 5% of the outstanding shares that are tendered each quarter.

The Fund strictly observes the repurchase request deadline for direct shareholders, which is 3:59 p.m. Eastern Time, on June 30, 2023. As noted below, if you do not submit your repurchase request in good order by the deadline, you will not be able to sell your shares to the Fund. You may withdraw or change your repurchase request with a proper instruction submitted in good order at any time prior to the deadline.

If you wish to sell any of your Fund shares during this repurchase period, please complete, sign, date and mail the enclosed Repurchase Request Form to UMB Fund Services, Inc, at P.O. Box 2175, Milwaukee, WI 53201 (the “Transfer Agent”) by 3:59 p.m. Eastern Standard Time on, or before, June 30, 2023. In order to process your request, the Transfer Agent must receive your request in good order by the deadline. The Fund does not charge a processing fee for handling repurchase requests. None of the Fund, Monachil Capital partners LP, UMB Distribution Services, LLC or the Transfer Agent is or will be obligated to give notice of any defects or irregularities in your repurchase request, nor shall any of them incur any liability for failure to give such notice.

Please refer to your Fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details. Please note that for all direct shareholders, the Fund’s quarterly repurchase offer will begin on May 31, 2023 and end at 3:59 p.m. Eastern Time on June 30, 2023. The repurchase price date is the NAV published as of June 30, 2023.

There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. If you have any questions regarding the repurchase offer or your investment in the Fund, please contact your financial representative. Alternatively, a service representative of the Fund is available by calling (855) 552-5520.

Sincerely,

MONACHIL CREDIT INCOME FUND

MONACHIL CREDIT INCOME FUND

REPURCHASE OFFER TERMS

1.       The Offer. Monachil Credit Income Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.       Net Asset Value. On May 24, 2023, the NAV of the Fund was $10.01 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling (855) 552-5520 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.       Repurchase Request Deadline. All Repurchase Requests that are mailed must be received in proper form by 3:59 p.m., Eastern Time, June 30, 2023.

4.       Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on June 30, 2023 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.       Payment for Shares Repurchased. The Fund will pay repurchase proceeds within 7 calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.       Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than the repurchase offer amount of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2%. If the Fund determines not to repurchase more than the repurchase offer amount, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. However, the Fund may, in its discretion, accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.       Wire Transfer Fee. If shareholders request repurchase proceeds be paid by wire transfer, such shareholders may be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s transfer agent, UMB Fund Services, Inc. Currently, the Fund’s transfer agent is not charging a wire transfer fee.

8.       Withdrawal or Modification. Tenders of shares that are mailed may be withdrawn or modified at any time prior to 3:59 p.m., Eastern Time, June 30, 2023.

9.       Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

·	If making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
·	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
·	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and
·	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

10.       Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including gains and losses and state and local tax consequences, of participating in the repurchase. Generally, any repurchase of shares by the Fund is a taxable event for the redeeming shareholder, you should consult your tax advisor to determine the tax consequences of the repurchase.

11.       Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt), and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The Fund’s determination is final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or for any particular shares or shareholders. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Monachil Capital Partners LP, UMB Distribution Services, LLC or UMB Fund Services, Inc is or will be obligated to give notice of any defects or irregularities in your repurchase request, nor shall any of them incur any liability for failure to give such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer, and you cannot hold the Fund responsible for any such recommendations. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information.

For additional information about this offer, contact your financial representative. Alternatively, a service representative of the Fund is available by calling (855) 552-5520.

MONACHIL CREDIT INCOME FUND

Repurchase Request Form

MUST BE RECEIVED BY 3:59 P.M., EASTERN TIME, JUNE 30, 2023.

Monachil Credit Income Fund

c/o UMB Fund Services, Inc

P.O. Box 2175

Milwaukee, WI 53201

This repurchase form is for shareholders who wish to tender shares for repurchase from their account held directly with the Fund. Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing Date (June 30, 2023). An Authorized Person elected on the account application must submit this form via regular or express mail prior to the Repurchase Request Deadline (June 30, 2023). The Repurchase Request Deadline will be strictly observed. If the request is not received by the Fund’s transfer agent in good order prior to the Repurchase Request Deadline, the request will not be honored.

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

ALL SECTIONS MUST BE FULLY COMPLETED IN ORDER TO PROCESS YOUR REQUEST

Section 1 -- Investor Information

Account Number
Name
Street Address
City, State, Zip
Phone Number
Email

Section 2 – Redemption Instructions

Select only one of the following:

__       Redeem all shares

__       Redeem a specific number of shares, # ________________

Section 3 – Proceeds Delivery Instructions

__       Mail to address of record

__       Redeem to banking information on file

__       Other, contact us at (855) 552 – 5520

Section 4 – New Bank Instructions

Medallion Signature Guarantee Required if this Part is completed. If you have an IRA account, your proceeds are required to be sent back to the IRA Custodian on your account. If you wish for proceeds to be sent elsewhere, your IRA Custodian must sign off/give approval on this form.

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account
Bank Account Number
For Further Credit to:
Name(s) on Investors Account
Investor Account Number at Broker

Section 5 – Investor Signature

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account. Provision of this form should not be construed to cause Monachil Credit Income Fund or Monachil Capital Partners LP or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.

[ ]	By asking the Fund to repurchase shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying cover letter and Repurchase Offer Terms, and the Fund’s Prospectus. Payment for shares will be issued in the name of the registered account holder to the payment instructions selected in Section 3.

[ ]	The undersigned hereby represents and warrants that: (a) when and to the extent the Fund accepts the shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents the Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the shares tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Repurchase Offer (as defined in the Repurchase Offer Terms).

[ ]	The undersigned understands that acceptance of shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Repurchase Offer Terms.

[ ]	All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer Terms, this tender is irrevocable.

Print Name:	Title:

Telephone Number:	Email:

Signature:	Date:

(Second Account Owner on Joint Account)

Print Name:	Title:

Telephone Number:	Email:

Signature:		Date:
(If joint account, both must sign)

Instructions to participate in the repurchase offer must be received via regular or express mail prior to 3:59 p.m. Eastern Time on June 30, 2023 at the following address:

Monachil Credit Income Fund

c/o UMB Fund Services, Inc

P.O. Box 2175

Milwaukee, WI 53201